Debt (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 02, 2022	Mar. 31, 2021	Mar. 02, 2021	Jan. 02, 2021	Oct. 02, 2020	Apr. 02, 2020	Nov. 26, 2019	Nov. 15, 2019	Apr. 02, 2019	Mar. 26, 2019	Apr. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2016
Revolving line of credit		$ 0										$ 0			$ 1,805,000	$ 6,918,000
Repayment of new loan												$ 3,534,204	$ 4,336,132		$ 11,887,721	23,993,616
Line of credit, interest rate															12.48%
Line of credit, description												Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.			Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
Line of credit, term							5 years
Debt EBITDA covenant							$ 105,000							$ 105,000
EBITDA covenant, description							During the year ended December 31, 2020, the Company was in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000.							During the nine months ended September 30, 2020, the Keeler & Co. and Coastal Pride were in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000.
Increase default interest rate											3.00%
Amount of revolving line of credit		0										$ 0			$ 0
Proceeds from Related Party																1,100,000
Stock issued during period, value												10,000			10,000	$ 32,000
Forecast [Member]
Debt instrument, monthly payments	$ 8,500
Kenar Note [Member]
Debt instrument, interest rate										18.00%
Other expenses										$ 2,655,292
Interest expenses															177,700
Payroll Protection Program Loan [Member]
Debt instrument, interest rate			1.00%
Interest expenses												315
Debt instrument, description			The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022.
Proceeds from issuance of unsecured promissory note			$ 371,944
Principal amount			$ 371,944
Debt instrument, term			5 years
Payroll Protection Program Loan [Member] | Forecast [Member]
Debt instrument, monthly payments	$ 8,500
John Keeler & Executive Chairman & Chief Executive Officer [Member]
Amount of revolving line of credit		1,000,000										1,000,000
Walter Lubkin Jr [Member] | Five Year Unsecured Promissory Note [Member]
Debt EBITDA covenant							$ 25,000
EBITDA covenant, description							The note bears interest at the rate of 4% per annum and is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter.
Debt instrument, face amount							$ 500,000
Debt instrument, interest rate							4.00%
Interest expenses												4,900			20,100
Walter Lubkin III [Member] | Thirty-Nine Month Unsecured Promissory Note [Member]
Debt instrument, face amount							$ 87,842
Debt instrument, interest rate							4.00%
Interest expenses												800
Conversion rate							200.00%
Tracy Greco [Member] | Thirty-Nine Month Unsecured Promissory Note [Member]
Debt instrument, face amount							$ 71,372
Debt instrument, interest rate							4.00%
Interest expenses												700			2,800
Debt instrument, description							The note is payable in equal quarterly payments over six quarters beginning August 26, 2021.
Conversion rate							200.00%
John Lubkin [Member] | Thirty-Nine Month Unsecured Promissory Note [Member]
Debt instrument, face amount							$ 50,786
Debt instrument, interest rate							4.00%
Interest expenses												500			2,000
Debt instrument, description							The note is payable in equal quarterly payments over six quarters beginning August 26, 2021.
Conversion rate							200.00%
John Keeler & Co., Inc. [Member] | Promissory Notes - Subordinated [Member]
Debt instrument, face amount		$ 1,299,000										1,299,000
Debt instrument, interest expense												$ 19,600			174,000
Debt instrument, interest rate		6.00%										6.00%
Debt instrument, principal payments
Kenar Overseas Corp [Member] | Kenar Note [Member]
Debt instrument, face amount		$ 872,500								$ 1,000,000		872,500			872,500
Debt instrument, interest rate										18.00%
Debt maturity date										Mar. 31, 2021
Description on maturity date										The term of which was previously extended to March 31, 2020 after which time, on May 21, 2020, the Kenar Note was amended to (i) set the maturity date at March 31, 2021 (unless extended to September 30, 2021 at the Lender's sole option), (ii) provide that the Company use one-third of any capital raise from the sale of its equity to reduce the outstanding principal under the Kenar Note, (iii) set the interest rate at 18% per annum, payable monthly commencing October 1, 2020, and (iv) to reduce the number of pledged shares by Mr. Keeler to 4,000,000. As consideration for Kenar's agreement to amend the note, on May 27, 2020, the Company issued 1,021,266 shares of common stock to Kenar.
Extended maturity date										Sep. 30, 2021
Number of shares pledged to secure company's obligation										4,000,000
Issuance of common stock, shares										1,021,266
Stock issued during period, value										$ 2,655,292
Interest expenses												38,700
Lobo Holdings, LLC [Member] | Lobo Note [Member]
Debt instrument, face amount								$ 100,000	$ 100,000
Debt instrument, interest rate								15.00%	18.00%
Debt maturity date								Mar. 31, 2020	Aug. 02, 2019
Description on maturity date									The Lobo Note matured on August 2, 2019 and was extended through December 2, 2019 on the same terms and conditions.
Extended maturity date									Dec. 02, 2019
Number of shares pledged to secure company's obligation									1,000,000
Lobo Holdings, LLC [Member] | Four Month Unsecured Promissory Notes [Member]
Debt instrument, face amount					$ 100,000	$ 100,000
Debt instrument, interest rate					10.00%	10.00%
Debt maturity date				Jun. 30, 2021	Dec. 31, 2020	Oct. 01, 2020
Interest expenses												2,400
Lobo Holdings, LLC [Member] | Six-Month Promissory Note [Member]
Debt instrument, face amount				$ 100,000
Debt instrument, interest rate				10.00%
Loan and Security Agreement [Member] | Keeler & Co and Coastal Pride [Member]
Line of credit, interest rate		3.25%
Amount of revolving line of credit		$ 5,000,000										5,000,000
Line of credit facility, revolving credit conversion to term loan, description		Revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter.
Interest rate description		The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers' eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance.
Inventory sublimit		$ 2,500,000										2,500,000
Loan and Security Agreement [Member] | Lighthouse Financial Corp [Member]
Line of credit facility fee		50,000
Line of credit facility additional annual fee		25,000										25,000
Proceeds from Related Party		784,450
Debt instrument, face amount		780,288										780,288
Loan and Security Agreement [Member] | Lighthouse Financial Corp [Member] | March, 2021 [Member]
Line of credit facility fee		16,667
Loan and Security Agreement [Member] | Lighthouse Financial Corp [Member] | April, 2021 [Member]
Line of credit facility fee		16,667
Loan and Security Agreement [Member] | Lighthouse Financial Corp [Member] | May, 2021 [Member]
Line of credit facility fee		$ 16,667
Prime Rate [Member] | Loan and Security Agreement [Member] | Keeler & Co and Coastal Pride [Member]
Line of credit, interest rate		3.75%
ACF Finco I, LP [Member]
Revolving line of credit																	$ 14,000,000
Repayment of new loan												$ 309,000			$ 309,000
ACF Finco I, LP [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate												9.25%			9.25%
ACF Finco I, LP [Member] | Prime Rate [Member]
Line of credit, interest rate												6.00%			6.00%
ACF Finco I, LP [Member] | Fixed Rate [Member]
Line of credit, interest rate												6.50%			6.50%